RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH AND SHORT TERM INVESTMENTS [Abstract]
Restricted Cash and Short-term Investments
The Partnership's short-term restricted cash and investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2012	2011
Total security lease deposits for lease obligations	5,398	5,246
Restricted cash relating to the Golar Freeze facility (see note 21)	8,994	9,012
Restricted cash relating to the Mazo facility (see note 21)	11,034	10,254
Restricted cash relating to the NR Satu facility (see note 21)	5,474	—
	30,900	24,512

Restricted Cash in Respect of Lease Obligations
The Partnership's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2012	2011
Methane Princess Lease security deposits	150,913	145,508
Golar Grand Lease security deposits	45,008	45,008
Total security deposits for lease obligations	195,921	190,516
Included in short-term restricted cash and short-term investments	(5,398)	(5,246)
Long-term restricted cash	190,523	185,270